Other Assets - Schedule of Other Assets by Type (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of other assets [abstract]
Net defined benefit assets		€ 531	€ 542
Investment properties		54	65
Property development and obtained from foreclosures		137	137
Accrued interest and rents		70	4,528
Other accrued assets		1,017	753
Amounts to be settled		6,312	4,097
Other		2,545	2,965
Other assets total	[1]	€ 10,667	€ 13,087

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.